SIGNIFICANT ACCOUNTING POLICIES AND JUDGMENTS (Details 1)	2 Months Ended
Dec. 31, 2023
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL
Warrants Asset [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL
Accounts Payable And Accrued Liabilitie [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Long Term Debts [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Interest Payables [member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Derivative Liability [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL